Schedule of Prepaid and Other Current Assets (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Prepaid inventories	$ 171,017	$ 281,484
Prepaid software licenses and annual fees	244,628	184,429
Prepaid rent	98,751	234,691
Prepaid insurance	199,046	167,794
Prepaid VAT charges	41,030	99,558
Prepaid other and other current assets	77,716	61,592
Prepaid and other current assets	$ 832,188	$ 1,029,548